Other Operating Expenses (Income), Net	12 Months Ended
Dec. 31, 2017
Other Operating Expenses (Income), Net [Abstract]
Other Operating Expenses (Income), net
Note 27 -	Other Operating Expenses (Income), net

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Provision for severance pay in early retirement	117	96	23
Loss from impairment of goodwill	-	-	117
Capital gain from sale of property plant and equipment	(136)	(86)	(27)
Others	22	11	24
	3	21	137